SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Jul. 31, 2026
Accounting Policies [Abstract]
Schedule of estimated useful lives

Property and Equipment, net Categories	Estimated Useful Life
Furniture and equipment	10 Years

Schedule of fair value measurements

	July 31, 2026			October 31, 2025
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Liabilities
Derivative liability	$–	$–	$1,655,559	$–	$–	$39,543

Schedule of antidilutive securities

	July 31,
	2026	2025
Stock options	339,673	284,461
Convertible notes payable	490,573	–
Preferred stock	1,100,189	–
Total common stock equivalents	1,930,435	284,461